Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JNL Investors Series Trust
Entity Central Index Key	0001121257
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Share Class SL
Shareholder Report [Line Items]
Fund Name	JNL Government Money Market Fund
Class Name	Share Class SL
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Government Money Market Fund for the year ended December 31, 2025. You can obtain additional information by contacting us at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.
Additional Information Phone Number	1-800-392-2909
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SL	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Net Assets	$ 3,260,622,000
Holdings Count | Holdings	127
Advisory Fees Paid, Amount	$ 2,532,000
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,260,622
Number of Investments:	127
Total Advisory Fees Paid ($):	2,532

Holdings [Text Block]

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	54.3
Repurchase Agreements	39.9
Discount Notes	1.8
Total Net Assets	96.0

Share Class I
Shareholder Report [Line Items]
Fund Name	JNL Government Money Market Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Government Money Market Fund for the year ended December 31, 2025. You can obtain additional information by contacting us at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.
Additional Information Phone Number	1-800-392-2909
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Net Assets	$ 3,260,622,000
Holdings Count | Holdings	127
Advisory Fees Paid, Amount	$ 2,532,000
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,260,622
Number of Investments:	127
Total Advisory Fees Paid ($):	2,532

Holdings [Text Block]

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	54.3
Repurchase Agreements	39.9
Discount Notes	1.8
Total Net Assets	96.0